Securities (Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Gross Unrealized Gains		$ 802
Amortized Cost, Total	41,612	47,559
Available-for-sale Securities, Total	40,420	48,361
U.S. Government Agencies [Member]
Available-for-sale Securities, Total	18,826	24,088
Corporate bonds [Member]
Available-for-sale Securities, Total	4,306	4,599
Municipal bonds [Member]
Available-for-sale Securities, Total	3,727	3,892
Mortgage-backed securities [Member]
Gross Unrealized Gains	203	373
Gross Unrealized Losses	139
Amortized Cost	13,497	15,409
Fair Value	13,561	15,782
Available-for-sale Securities, Total	13,561	15,782
Due after one but within five years [Member] | Municipal bonds [Member]
Gross Unrealized Losses	8
Amortized Cost, Due after one but within five years	988
Fair Value, Due after one but within five years	980
Due after five but within ten years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains		78
Gross Unrealized Losses	760
Amortized Cost, Due after five years but within ten years	14,990	18,981
Fair Value, Due after five but within ten years	14,230	19,059
Due after five but within ten years [Member] | Corporate bonds [Member]
Gross Unrealized Gains		195
Gross Unrealized Losses	78
Amortized Cost, Due after five years but within ten years	4,384	4,404
Fair Value, Due after five but within ten years	4,306	4,599
Due after five but within ten years [Member] | Municipal bonds [Member]
Gross Unrealized Gains	32	127
Gross Unrealized Losses	38
Amortized Cost, Due after five years but within ten years	2,753	3,765
Fair Value, Due after five but within ten years	2,747	3,892
Due after ten but within fifteen years [Member] | U.S. Government Agencies [Member]
Gross Unrealized Gains		29
Gross Unrealized Losses	404
Amortized Cost, Due after ten years but within fifteen years	5,000	5,000
Fair Value, Due after ten but within fifteen years	$ 4,596	$ 5,029